Summary of Significant Accounting Policies (Details) - Schedule of operations and recovery from operational risk expenses are now included in other operating expenses $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Previous Presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of operations and recovery from operational risk expenses are now included in other operating expenses [Line Items]
Other operating expenses	$ 107,819
TOTAL	107,819
Current Presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of operations and recovery from operational risk expenses are now included in other operating expenses [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations assets received or awarded in lieu of payment	3,855
Provision for loan losses country risk	145
Other operating expenses other	103,819
TOTAL	107,819
Other operating expenses other	103,819
Less: recovery from operational risk expenses	(2,389)
TOTAL	$ 101,430